Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, net
Property, Plant and Equipment, net

Note 10 – Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2025	2024
Machinery and production equipment	$266,534	$280,100
Electronic equipment	3,864	3,702
Office equipment	5,411	5,184
Transportation equipment	63,000	63,000
Subtotal	338,809	351,986
Less: Accumulated depreciation	(236,017)	(228,716)
Property, plant and equipment, net	$102,792	$123,270

Depreciation expense was $18,384, $6,519 and $199,009 for the years ended December 31, 2025, 2024 and 2023, respectively.